Segment Information - Segment Assets (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Total segment assets	$ 36,908.7	$ 35,040.8
Add: Closed Block assets	12,052.8	7,513.4
Total assets	48,961.5	42,554.2
Benefits
Segment Reporting Information [Line Items]
Total segment assets	1,468.4	1,467.3
Retirement
Segment Reporting Information [Line Items]
Total segment assets	25,077.7	23,968.5
Individual Life
Segment Reporting Information [Line Items]
Total segment assets	8,005.9	7,836.0
Other
Segment Reporting Information [Line Items]
Total segment assets	$ 2,356.7	$ 1,769.0